LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 979	$ 1,294
Second year	950
Third year	935
Fourth year	69
Total long-term debt	$ 2,933	$ 4,199